Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Wells unassigned to a reserve:
Balance at the beginning of the year	$ 30,024,934
Balance at the end of the period	22,622,380
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year	28,388,655	$ 18,639,136
Additions to construction in progress	18,994,442	13,421,438
Transfers against expenses	(15,667,953)	(4,539,894)
Transfers against fixed assets	(10,669,293)	(3,513,868)
Balance at the end of the period	$ 21,045,851	$ 24,006,812